UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Cash Management, Class A	5,591	$5,591
Waddell & Reed Advisors Global Bond Fund, Class Y	1,440	5,760
Waddell & Reed Advisors International Growth Fund, Class Y	2,855	30,202
Waddell & Reed Advisors New Concepts Fund, Class Y (A)	1,613	18,841
Waddell & Reed Advisors Small Cap Fund, Class Y (A)	1,428	25,498
Waddell & Reed Advisors Vanguard Fund, Class Y	3,664	36,054

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$121,946
(Cost: $112,464)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (B)	$338	338

(Cost: $338)

TOTAL INVESTMENT SECURITIES – 100.1%		$122,284
(Cost: $112,802)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(43)

NET ASSETS – 100.0%		$122,241

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$121,946	$—	$—
Short-Term Securities	—	338	—
Total	$121,946	$338	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$112,802
Gross unrealized appreciation	9,644
Gross unrealized depreciation	(162)
Net unrealized appreciation	$9,482

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	1,887	$12,490
Waddell & Reed Advisors Cash Management, Class A	6,164	6,164
Waddell & Reed Advisors Core Investment Fund, Class Y	3,926	27,132
Waddell & Reed Advisors Global Bond Fund, Class Y	3,173	12,691
Waddell & Reed Advisors Government Securities Fund, Class Y	2,146	12,384
Waddell & Reed Advisors International Growth Fund, Class Y	1,885	19,940
Waddell & Reed Advisors New Concepts Fund, Class Y (A)	1,184	13,833
Waddell & Reed Advisors Vanguard Fund, Class Y	2,694	26,507

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$131,141
(Cost: $123,345)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (B)	$457	457

(Cost: $457)

TOTAL INVESTMENT SECURITIES – 100.1%		$131,598
(Cost: $123,802)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(146)

NET ASSETS – 100.0%		$131,452

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$131,141	$—	$—
Short-Term Securities	—	457	—
Total	$131,141	$457	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$123,802
Gross unrealized appreciation	8,090
Gross unrealized depreciation	(294)
Net unrealized appreciation	$7,796

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	MARCH 31, 2013 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	3,042	$20,136
Waddell & Reed Advisors Cash Management, Class A	3,975	3,975
Waddell & Reed Advisors Core Investment Fund, Class Y	3,166	21,876
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	514	8,653
Waddell & Reed Advisors Global Bond Fund, Class Y	5,116	20,463
Waddell & Reed Advisors Government Securities Fund, Class Y	693	3,998
Waddell & Reed Advisors Value Fund, Class Y	319	4,639

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$83,740
(Cost: $79,660)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation, 0.126%, 6-28-13 (A)	$461	461

(Cost: $461)

TOTAL INVESTMENT SECURITIES – 100.1%		$84,201
(Cost: $80,121)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(157)

NET ASSETS – 100.0%		$84,044

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2013. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$83,740	$—	$—
Short-Term Securities	—	461	—
Total	$83,740	$461	$—

There were no transfers between any levels during the period ended March 31, 2013.

For Federal income tax purposes, cost of investments owned at March 31, 2013 and the related unrealized appreciation (depreciation) were as follows:

Cost	$80,121
Gross unrealized appreciation	4,300
Gross unrealized depreciation	(220)
Net unrealized appreciation	$4,080

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios

(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 28, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 28, 2013